Note 7 - Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 7. Income Taxes

Income (loss) before income taxes for each of the two years in the period ended December 31, 2014 was subject to taxation under United States jurisdictions only. The provision for income taxes consists of the following (in thousands):

	2014	2013
Current:
Federal	$(2)	$(2)
State	75	99
	73	97
Deferred:
Federal	-	-
State	-	-
	-	-
	$73	$97

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2014 and 2013 are as follows (in thousands):

	2014	2013
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$63	$63
Reserves not deductible until paid	269	236
Net operating loss carryforwards
Federal	2,252	1,851
State	726	604
Federal tax credit	340	296
Capital loss carryforward	10	10
Other	11	31
Gross deferred tax assets	3,671	3,091
Less valuation allowance	(1,418)	(942)
Deferred tax assets net of valuation allowance	$2,253	$2,149

Deferred tax liabilities:
Property and equipment	$(2,188)	$(2,141)
Other	(57)	-
Gross deferred tax liabilities	$(2,245)	$(2,141)
Net deferred tax asset	$8	$8

The $2,245,000 of deferred tax liabilities will reverse in the same period and jurisdiction and is of the same character as the temporary differences giving rise to the $2,253,000 of deferred tax assets. Avalon has not provided a valuation allowance on the amount of deferred tax assets that it estimates will be utilized as a result of these reviews. If future taxable income is less than the amount that has been assumed in assessing the recoverability of the deferred tax assets, then an increase in the valuation allowance will be required, with a corresponding increase to income tax expense. Likewise, should Avalon ascertain in the future that it is more likely than not that deferred tax assets will be realized in excess of the net deferred tax assets, all or a portion of the $1,418,000 valuation allowance as of December 31, 2014, would be reversed as a benefit to the provision for income taxes in the period such determination was made.

The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to income (loss) before income taxes as a result of the following differences (in thousands):

	2014	2013
Income (loss) before income taxes	$(1,185)	$535
Less net loss attributable to non-controlling interest in subsidiary	(178)	-
Income (loss) before income taxes of Avalon Holdings Corporation common shareholders	(1,007)	535
Federal statutory rate	35%	35%
	(352)	187
State income taxes, net of federal income tax benefits	49	64
Change in valuation allowance	476	(54)
Increase in available federal tax credit	(44)	(47)
Other nondeductible expenses	49	52
Increase in net operating loss carryforward:
State	(122)	(77)
Federal	(9)	-
Other, net	26	(28)
	$73	$97

Avalon is subject to income taxes in the U.S. federal and various states jurisdictions. With few exceptions, Avalon is no longer subject to U.S. federal, state and local income tax examinations by taxing authorities for the years before 2011. Avalon recognizes any interest and penalty assessed by taxing authorities as a component of interest expense and other expense, respectively. There were no accruals for the payment of interest and penalties for 2014 and 2013.

Avalon made net income tax payments of approximately $68,000 and $100,000 in 2014 and 2013, respectively. At December 31, 2014, Avalon has taxable loss carryforwards for federal income tax purposes aggregating approximately $6,624,000 which are available to offset future federal taxable income. These carryforwards expire in 2021 through 2034. Avalon has a capital loss carryforward for federal tax purposes of approximately $29,000 which is available to offset future federal capital gain income. This carryforward expires in 2016. In addition, at December 31, 2014, certain subsidiaries of Avalon have net operating loss carryforwards for state purposes which are available to offset future state taxable income. These carryforwards expire at various dates through 2035. A valuation allowance has been provided because it is more likely than not that the deferred tax assets relating to certain of the federal and state loss carryforwards will not be realized.

In September 2013 and August 2014 the Internal Revenue Service issued final regulations governing the income tax treatment of acquisitions, dispositions, and repairs of tangible property. Taxpayers are required to follow the new regulations for taxable years beginning on or after January 1, 2014.  Management has concluded that the impact of these new regulations did not have a material impact to the financial statements for the year ended December 31, 2014.